FINANCIAL RISK MANAGEMENT ACTIVITIES - Reconciliation of Deferred Compensation Asset (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 28
Unwinding of the deferred compensation asset	2
Changes in estimates - fair value adjustments	(3)
Translation	(2)
Closing balance	25
10% Increase in number of ounces
Effect of changes in assumptions
Change in deferred compensation asset $m	3
10% Decrease in number of ounces
Effect of changes in assumptions
Change in deferred compensation asset $m	$ (3)